COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Components of cost of sales

		Years ended December 31,
	Notes	2023	2022
Operating costs[1]		$602.2	$526.6
Royalties	37(b)	44.8	43.8
Depreciation expense[2]		216.0	240.5
		$863.0	$810.9
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.